Share Capital (Tables)	12 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
Schedule of Share Purchase Warrant Transactions

The following is a summary of option transactions:

		Weighted average
		exercise price per
	Number of options	share in CAD
Balance, April 1, 2024	1,327,001	$6.02
Options granted	330,000	4.41
Replacement options issued upon Adventus Acquisition	1,766,721	5.71
Options exercised	(934,222)	3.85
Options cancelled/forfeited	(38,334)	6.30
Option expired	(171,186)	9.17
Balance, March 31, 2025	2,279,980	$6.20
Options granted	307,500	5.63
Options exercised	(541,505)	4.98
Options cancelled/forfeited	(771,701)	7.15
Option expired	(465,000)	8.16
Balance, March 31, 2026	809,274	$4.77

Schedule of Share Purchase Warrants Outstanding

The following table summarizes information about stock options outstanding as at March 31, 2026:

		Number of options	Weighted average	Number of options
		outstanding at	remaining contractual	exercisable at	Weighted average
Exercise price in CAD		March 31, 2026	life (Years)	March 31, 2026	exercise price in CAD
	$7.49	20,060	0.65	20,060	$7.49
	3.93	160,000	1.07	160,000	3.93
	3.65	12,444	1.65	12,444	3.65
	4.08	60,000	1.90	60,000	4.08
	2.67	18,270	2.83	18,270	2.67
	4.41	245,667	3.00	90,667	4.41
	5.07	254,500	4.03	31,583	5.07
	4.83	8,333	4.10	—	—
	10.85	30,000	4.69	—	—
	$2.67 to $10.85	809,274	2.85	393,024	$4.27

Schedule of Fair Value of Stock Options Granted

The fair value of stock options granted during the year ended March 31, 2026 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Year ended March 31, 2026
Risk free interest rate (%)	2.64
Expected life of option (years)	2.75
Expected volatility (%)	48.73
Expected dividend yield (%)	0.67
Estimated forfeiture rate (%)	9.74
Weighted average share price at date of grant (in CAD)	5.63

Schedule of Share Purchase Warrant Transactions

The following is a summary of share purchase warrant transactions:

		Weighted average exercise
	Number of warrants	price in CAD
Balance, April 1, 2024	—	$—
Warrants issued upon Adventus acquisition	2,787,020	5.46
Warrants exercised	(29,607)	6.47
Warrants expired	(1,387,164)	6.47
Balance, March 31, 2025	1,370,249	4.41
Warrants exercised	(1,370,249)	4.41
Balance, March 31, 2026	—	—

Schedule of Derivative Liabilities Fair Value

Amount
Initial recognition on October 1, 2024	$2,771
Value of warrants exercised	(11)
Change in fair value	(897)
Foreign exchange impact	(123)
Balance, March 31, 2025	$1,740
Value of warrants exercised	(5,403)
Change in fair value	3,644
Foreign exchange impact	19
Balance, March 31, 2026	—

Schedule of RSUs

The following is a summary of RSUs transactions:

		Weighted average grant
		date closing price per
	Number of units	share CAD
Balance, April 1, 2024	2,140,250	$5.23
Granted	1,044,750	4.41
Forfeited	(45,167)	4.64
Distributed	(941,960)	5.87
Balance, March 31, 2025	2,197,873	$4.58
Granted	1,210,500	5.22
Forfeited	(1,262,831)	4.61
Distributed	(89,333)	4.87
Balance, March 31, 2026	2,056,209	$4.93